UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6548

        Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio (NXP)
	June 30, 2007
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Long-Term Municipal Bonds – 98.8%
	Alaska – 1.1%
$ 2,475	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%,	12/13 at 100.00	AAA	$2,612,734
	12/01/23 – MBIA Insured

	Arkansas – 0.4%
5,915	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer	No Opt. Call	Aaa	827,035
	Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured

	California – 4.9%
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	1,628,260
	2004A, 0.000%, 10/01/25 – AMBAC Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5/12 at 101.00	A1	3,634,026
	6.000%, 5/01/14
200	Contra Costa County, California, Certificates of Participation Refunding, Merrithew Memorial	11/07 at 102.00	AAA	204,956
	Hospital Replacement, Series 1997, 5.375%, 11/01/17 – MBIA Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,437,040
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,130	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds,	7/11 at 100.00	AAA	1,152,510
	Series 2001A, 5.125%, 7/01/41 – FGIC Insured
365	Los Angeles, California, Parking System Revenue Bonds, Series 1999A, 5.250%, 5/01/29 –	5/09 at 101.00	AAA	375,793
	AMBAC Insured
750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	765,398
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	373,221
	Series 2007, 0.000%, 10/01/30 – AMBAC Insured

11,920	Total California			11,571,204

	Colorado – 12.3%
1,700	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (3)	1,803,122
	2002A, 5.500%, 3/01/22 (ETM)
1,300	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (3)	1,381,419
	2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)
610	Colorado Water Resources and Power Development Authority, Small Water Resources Revenue Bonds,	11/10 at 100.00	Aaa	645,429
	Series 2000A, 5.800%, 11/01/20 (Pre-refunded 11/01/10) – FGIC Insured
390	Colorado Water Resources and Power Development Authority, Small Water Resources Revenue Bonds,	11/10 at 100.00	AAA	411,528
	Series 2000A, 5.800%, 11/01/20 – FGIC Insured
10,750	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	11,775,442
	(Alternative Minimum Tax)
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	AAA	5,238,150
	5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	Aaa	3,163,980
	Hotel, Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – XLCA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	1,386,350
	(Pre-refunded 9/01/10) – MBIA Insured
3,160	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	3,374,596
	5.500%, 6/15/20 – AMBAC Insured

30,910	Total Colorado			29,180,016

	District of Columbia – 0.5%
1,000	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series	9/07 at 101.00	AAA	1,020,500
	1996A, 5.750%, 8/15/16 – MBIA Insured (ETM)
60	District of Columbia, Revenue Bonds, Catholic University of America, Series 1999, 5.625%,	10/09 at 101.00	AAA	62,495
	10/01/29 – AMBAC Insured
205	District of Columbia, Revenue Bonds, Catholic University of America, Series 1999, 5.625%,	10/09 at 101.00	Aaa	214,498
	10/01/29 (Pre-refunded 10/01/09) – AMBAC Insured

1,265	Total District of Columbia			1,297,493

	Florida – 4.4%
10,000	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series	10/11 at 100.00	Aa2	10,343,599
	2002-17, 5.000%, 10/01/17

	Hawaii – 0.6%
1,330	Hawaii, Certificates of Participation, Kapolei State Office Building, Series 1998A, 5.000%,	11/08 at 101.00	AAA	1,362,691
	5/01/17 – AMBAC Insured

	Illinois – 14.2%
1,965	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	No Opt. Call	AAA	1,100,086
	Revenue Bonds, Series 1999A, 0.000%, 4/01/20 – MBIA Insured
	Chicago Heights, Illinois, General Obligation Corporate Purpose Bonds, Series 1993:
3,820	5.650%, 12/01/15 – FGIC Insured	12/08 at 100.00	AAA	3,915,233
2,600	5.650%, 12/01/17 – FGIC Insured	12/08 at 100.00	AAA	2,665,520
195	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	205,891
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
805	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	860,577
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
1,000	Illinois Educational Facilities Authority, Revenue Bonds, Midwestern University, Series 1998B,	5/08 at 101.00	A	1,017,210
	5.500%, 5/15/18 – ACA Insured
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	657,654
	Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22
	(Pre-refunded 5/01/12)
4,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+	4,235,360
	5.500%, 8/15/43
705	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, Residual 73TP,	7/17 at 100.00	Aa1	714,398
	7.203%, 7/01/46 (IF) (4)
1,320	Illinois Health Facilities Authority, Revenue Bonds, Decatur Memorial Hospital, Series 2001,	10/11 at 100.00	A	1,374,529
	5.600%, 10/01/16
2,700	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	2,884,059
	6.000%, 7/01/17
2,275	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	A2	2,470,127
	Series 2002, 6.250%, 1/01/17
595	Illinois Health Facilities Authority, Revenue Refunding Bonds, Evangelical Hospitals	No Opt. Call	N/R (3)	607,334
	Corporation, Series 1992B, 6.500%, 4/15/09 (ETM)
3,125	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	2,016,813
	Project, Series 1992A, 0.000%, 6/15/17 – FGIC Insured
810	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	273,804
	Project, Series 2002A, 0.000%, 6/15/30 – MBIA Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	5,166,300
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – MBIA Insured
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AAA	1,366,339
	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003:
1,000	5.000%, 12/15/19 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	AA (3)	1,042,340
1,000	5.000%, 12/15/20 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	AA (3)	1,042,340

34,815	Total Illinois			33,615,914

	Indiana – 8.2%
5,000	Duneland School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series 1999,	2/09 at 101.00	AAA	5,123,850
	5.125%, 2/01/18 – MBIA Insured
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	AAA	1,035,070
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 – FGIC Insured
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,251,380
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
9,855	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	10,360,265
	5.125%, 7/01/21 (Pre-refunded 7/01/12) – MBIA Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AAA	777,878
	Series 2005, 5.000%, 7/15/22 – MBIA Insured

18,605	Total Indiana			19,548,443

	Kansas – 0.5%
500	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006,	7/16 at 100.00	A3	490,105
	4.875%, 7/01/36
750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	787,095
	5.300%, 6/01/31 – MBIA Insured

1,250	Total Kansas			1,277,200

	Kentucky – 0.5%
1,100	Jefferson County, Kentucky, Health System Revenue Bonds, Alliant Health System Inc., Series	10/08 at 101.00	AAA	1,126,180
	1998, 5.125%, 10/01/18 – MBIA Insured (ETM)

	Louisiana – 0.4%
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,061,000
	Series 2001B, 5.875%, 5/15/39

	Massachusetts – 0.9%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA	537,860
	System Inc., Series 2001C, 6.000%, 7/01/17
1,055	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/07 at 102.00	AAA	1,066,267
	1997A, 5.000%, 1/01/37 – MBIA Insured
410	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/09 at 101.00	AAA	413,358
	Series 1999A, 5.000%, 1/01/39 – AMBAC Insured

1,965	Total Massachusetts			2,017,485

	Michigan – 1.7%
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	989,090
	Obligated Group, Series 1998A, 5.125%, 8/15/18
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	Aa2	3,018,668
	Credit Group, Series 2002C, 5.375%, 12/01/30

3,900	Total Michigan			4,007,758

	Minnesota – 0.1%
285	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	7/08 at 101.00	AA+	286,257
	5.200%, 1/01/17

	Mississippi – 1.6%
3,600	Calhoun County, Mississippi, Solid Waste Disposal Revenue Bonds, Weyerhauser Company Project,	10/07 at 103.00	BBB	3,729,456
	Series 1992, 6.875%, 4/01/16 (Alternative Minimum Tax)

	Missouri – 0.7%
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AAA	1,699,700
	2004B-1, 0.000%, 4/15/30 – AMBAC Insured

	Nevada – 6.8%
2,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	2,583,475
	5.000%, 7/01/23 – AMBAC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
2,360	0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	AAA	1,258,494
3,500	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	AAA	1,773,975
6,025	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	6,172,974
1,515	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 – FGIC Insured	6/12 at 100.00	AAA	1,602,400
2,555	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 (Pre-refunded	6/12 at 100.00	AAA	2,726,364
	6/01/12) – FGIC Insured

18,455	Total Nevada			16,117,682

	New Hampshire – 0.2%
425	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/11 at 100.00	Aa2	429,939
	2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)

	New Jersey – 2.2%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba1	2,557,000
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
1,580	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,681,689
1,000	6.000%, 6/01/37 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,089,690

5,080	Total New Jersey			5,328,379

	New Mexico – 1.7%
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%,	7/14 at 100.00	AAA	3,961,400
	7/01/25 – FSA Insured

	New York – 1.3%
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	1,029,030
	Health, Series 2004, 5.050%, 2/15/25
1,215	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1	1,288,131
	Group, Series 2000A, 6.500%, 7/01/17
385	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1 (3)	416,728
	Group, Series 2000A, 6.500%, 7/01/17 (Pre-refunded 7/01/10)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
145	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA	148,341
305	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA	312,027

3,050	Total New York			3,194,257

	North Carolina – 1.4%
500	Appalachian State University, North Carolina, Utilities System Revenue Refunding Bonds, Series	5/08 at 102.00	AAA	510,715
	1998, 5.000%, 5/15/24 – MBIA Insured
2,195	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	7/18 at 100.00	BBB	2,222,306
	1993B, 5.500%, 1/01/21
500	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aaa	523,940
	11/01/17 – FGIC Insured

3,195	Total North Carolina			3,256,961

	Ohio – 0.4%
300	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17	12/10 at 101.00	AAA	317,808
	(Pre-refunded 12/01/10) – AMBAC Insured
705	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/07 at 102.00	Aaa	720,129
	Remarketed Revenue Bonds, Series 1997A-1, 6.050%, 9/01/17 (Alternative Minimum Tax)

1,005	Total Ohio			1,037,937

	Oklahoma – 2.1%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB	1,029,100
	5.375%, 9/01/36
4,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA–	4,054,920
	5.000%, 2/15/24

5,000	Total Oklahoma			5,084,020

	Pennsylvania – 0.8%
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	BBB+	515,375
	Series 2003, 5.250%, 7/15/24
700	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	757,029
	AMBAC Insured
520	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/20 (Pre-refunded	9/11 at 101.00	AAA	545,308
	9/15/11) – FSA Insured

1,720	Total Pennsylvania			1,817,712

	South Carolina – 7.6%
1,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	1,044,280
	GROWTH, Series 2004, 5.250%, 12/01/20
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA- (3)	10,973,399
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+	1,614,225
	Improvement Bonds, Series 2003, 6.000%, 11/01/18
2,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	2,596,000
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
1,720	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	1,822,718
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

16,720	Total South Carolina			18,050,622

	Texas – 9.2%
5,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	A–	5,333,800
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
1,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	1,041,570
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
6,150	Dallas Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	AAA	6,425,274
	Series 2002, 5.250%, 2/15/20
360	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel	1/09 at 100.00	AAA	367,758
	Revenue Bonds, Series 2001, 5.500%, 1/15/20 – FSA Insured
2,300	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	2,349,588
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
2,250	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 61.17	AAA	429,863
	2001A, 0.000%, 11/15/38 – MBIA Insured
45	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	AAA	45,581
	Series 2002A, 5.000%, 2/15/31
3,455	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	Aaa	3,601,699
	Series 2002A, 5.000%, 2/15/31 (Pre-refunded 2/15/12)
465	San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992, 6.000%, 5/15/16	5/12 at 100.00	AAA	506,139
	(Pre-refunded 5/15/12) – MBIA Insured
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aa1	1,767,133
	8/01/42 (Alternative Minimum Tax)

22,775	Total Texas			21,868,405

	Utah – 0.3%
775	Utah State Building Ownership Authority, Lease Revenue Bonds, State Facilities Master Lease	11/11 at 100.00	AA+	807,194
	Program, Series 2001B, 5.250%, 5/15/24

	Washington – 9.6%
250	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	266,100
	Nuclear Project 2, Series 2002C, 5.500%, 7/01/17 – MBIA Insured
5,700	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	6,047,301
	Series 1989, 6.750%, 1/01/12 (ETM)
3,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Catholic Health Initiatives,	12/07 at 101.00	AAA	3,046,290
	Series 1997A, 5.125%, 12/01/17 (Pre-refunded 12/01/07) – MBIA Insured
9,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AAA	10,051,469
	System, Series 2001A, 5.125%, 10/01/17 – MBIA Insured
2,360	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	2,586,985
	Series 2002, 6.500%, 6/01/26
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AAA	801,204
	12/01/27 – MBIA Insured

23,175	Total Washington			22,799,349

	West Virginia – 0.6%
1,365	Marshall County, West Virginia, Special Obligation Refunding Bonds, Series 1992, 6.500%,	No Opt. Call	AAA	1,432,199
	5/15/10 (ETM)

	Wisconsin – 1.6%
220	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	232,093
	Bonds, Series 2002, 6.125%, 6/01/27
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	1,040,760
	Services Inc., Series 2003A, 5.500%, 8/15/17
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA–	2,571,600

3,720	Total Wisconsin			3,844,453

$ 245,795	Total Long-Term Municipal Bonds (cost $224,085,913)			234,594,674

Shares	Description			Value

	Common Stocks – 0.0%
	Airlines – 0.0%
617	UAL Corporation, (5) (6)			$25,044

	Total Common Stocks (cost $0)			25,044

	Total Investments (cost $224,085,913) – 98.8%			234,619,718

	Other Assets Less Liabilities – 1.2%			2,876,739

	Net Assets – 100%			$237,496,457

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees.
(5)	Non-income producing.
(6)	On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the
Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the
Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 1,901 and 617 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated 1,901 shares of such UAL common stock holdings on November 15, 2006. The remaining 617 shares of UAL common stock were still held by the Fund at June 30, 2007.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2007, the cost of investments was $223,648,743.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$11,372,886
Depreciation	(401,911)

Net unrealized appreciation (depreciation) of investments	$10,970,975

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 29, 2007

* Print the name and title of each signing officer under his or her signature.